INCOME TAXES	12 Months Ended
Jun. 30, 2026
INCOME TAXES
INCOME TAXES

8.INCOME TAXES

The Company generates taxable income primarily in Japan. Income taxes in Japan applicable to the Company are imposed by the national, prefectural, and municipal governments, and in the aggregate resulted in a statutory rate of approximately 30.6% for the fiscal years ended June 30, 2026, 2025 and 2024.

The components of income tax expenses were as follows for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Current	¥326,908	¥543,913	¥276,876
Deferred	10,124	4,418	50,993
Total	¥337,032	¥548,331	¥327,869

A reconciliation of the differences between the statutory tax rate in Japan and the effective tax rate for enterprise income tax for the fiscal years ended June 30, 2026, 2025, and 2024 is as follows:

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Statutory tax rate	30.6%	30.6%	30.6%
Permanent differences	0.0%	2.5%	(0.3)%
Prefecture, Local, and Enterprise Tax	4.9%	5.5%	3.5%
True up adjustment	(2.4)%	(0.4)%	0.0%
Tax credits	(0.2)%	0.0%	0.0%
Change in valuation allowance	0.3%	0.9%	0.1%
Deductions and other adjustments	0.8%	0.0%	0.5%
Change in deferred tax rate	0.2%	0.0%	0.0%
Effect of different tax rates in other jurisdictions	0.2%	0.2%	0.0%
Effective tax rate	34.4%	39.3%	34.4%

The statutory tax rate in effect for the fiscal year in which the temporary differences are expected to reverse is used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2026 and 2025 (in thousands):

	June 30,
	2026	2025
Deferred tax assets:
Reserves and Allowances	¥99,021	¥61,192
Investments in securities	33,961	21,560
Asset retirement obligation	3,521	3,211
Accrued Commissions	17,788	20,737
Leases	4,431	712
Net Operating Loss	21,222	18,889
Others	33,848	34,329
Total deferred tax assets, gross	213,792	160,630
Less: valuation allowance	(20,649)	(18,165)
Deferred tax assets, net of valuation allowance	193,143	142,465
Less: net off deferred tax liabilities	(193,143)	(142,465)
Deferred tax assets, net	¥—	¥—
Deferred tax liabilities:
Inventories	¥213,853	¥168,140
Property and equipment	12,017	20,431
Prepaid Expenses	111	108
Intangible assets, including software	405	1,968
Leases	9,891	6,554
Others	56,628	34,902
Total deferred tax liabilities, gross	292,905	232,103
Less: net off deferred tax assets	(193,143)	(142,465)
Deferred tax liabilities, net	¥99,762	¥89,638

The Company recorded a net deferred tax liability of ¥99,762 thousand and ¥89,638 thousand as of June 30, 2026 and 2025, respectively. In valuing deferred tax assets, the Company uses judgment, considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. Based on the weight of evidence, management has provided a full valuation allowance on deferred tax assets incurred for its subsidiaries, in the amount of ¥20,649 thousand and ¥18,165 thousand as of June 30, 2026 and 2025, since it was determined that it was more likely than not that deferred tax assets would not be utilized in the foreseeable future. For Lead Real Estate Co., Ltd, the parent company, there was no valuation allowance for deferred tax assets as of June 30, 2026 and 2025 on a stand-alone basis. Based on the level of historical taxable income, the expected reversal of existing taxable temporary differences, and projections for the future taxable income over the periods in which the deferred tax assets become deductible, management believes all deferred tax assets at June 30, 2026 and 2025, are fully realizable.

Interest and penalties related to income tax matters are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2026, 2025, and 2024.

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended June 30, 2026, 2025, and 2024 (in thousands):

	For the Fiscal Years Ended June 30,
	2026	2025	2024
Valuation allowance, beginning of period	¥18,165	¥5,186	¥4,572
Net changes during the period	2,484	12,979	614
Valuation allowance, end of period	¥20,649	¥18,165	¥5,186

Of the total net operating loss (“NOL”) of ¥102,256 thousand as of June 30, 2026, ¥962 thousand incurred in Japan will begin to expire in 2031 through 2036 and the deductibility of such NOL is limited to 50% of taxable income. ¥93,453 thousand incurred in  the United States have no expiration dates and the deductibility of such NOL is limited to 80% of taxable income. ¥7,841 thousand incurred in Hong Kong have no expiration dates.

The Company is subject to taxation and files income tax returns in Japan and foreign jurisdictions. Tax years for the periods ended June 30, 2022 through June 30, 2026 for Japan jurisdiction and tax years for the periods ended June 30, 2024 through June 30, 2026 in major foreign jurisdictions remain subject to examination.

On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act. ASC 740, “Income Taxes”, requires the effects of changes in tax laws to be recognized in the period in which the legislation is enacted. The Company is currently evaluating the impact of the new law. However, none of the tax provisions are expected to have a significant impact on the Company’s financial statements.